Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets

	Exclusive
	licence		Proprietary
	agreement	Software	technology	Brand	Total
	$	$	$	$	$

Year ended December 31, 2022
Opening net book value	165	770	417	83	1,435
Foreign exchange	(5)	(32)	(10)	(4)	(51)
Amortization	(25)	(193)	(407)	(79)	(704)
Closing net book value	135	545	—	—	680

As at December 31, 2022
Cost	231	978	3,456	681	5,346
Accumulated amortization	(96)	(433)	(3,456)	(681)	(4,666)
Net book value	135	545	—	—	680

Year ended December 31, 2023
Opening net book value	135	545	—	—	680
Foreign exchange	3	9	—	—	12
Amortization	(21)	(181)	—	—	(202)
Closing net book value	117	373	—	—	490

As at December 31, 2023
Cost	231	978	3,456	681	5,346
Accumulated amortization	(114)	(605)	(3,456)	(681)	(4,856)
Net book value	117	373	—	—	490

Schedule of changes in goodwill

Goodwill	$
As at January 1, 2022	2,689
Foreign exchange	(165)
Impairment	(2,524)
As at December 31, 2022	—